Average Annual Total Returns{- Industrials Portfolio} - 02.28 Select Portfolios: Group 6 Industrials Sector Combo PRO-13 - Industrials Portfolio	Industrials Portfolio-Default Return Before Taxes Past 1 year	Industrials Portfolio-Default Return Before Taxes Past 5 years	Industrials Portfolio-Default Return Before Taxes Past 10 years	Industrials Portfolio-Default After Taxes on Distributions Past 1 year	Industrials Portfolio-Default After Taxes on Distributions Past 5 years	Industrials Portfolio-Default After Taxes on Distributions Past 10 years	Industrials Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Industrials Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Industrials Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1511 Past 1 year	F1511 Past 5 years	F1511 Past 10 years
Total	11.74%	10.95%	10.75%	10.67%	9.59%	9.34%	7.28%	8.42%	8.49%	18.40%	15.22%	13.88%	12.43%	13.07%	12.20%